Significant Accounting Policies (Details) (USD $)	Jun. 30, 2012	Mar. 31, 2012	Mar. 31, 2011
Restricted cash and cash equivalents held in trust account	$ 16,542,970	$ 16,534,880	$ 18,838,855
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Restricted cash and cash equivalents held in trust account	16,542,970	16,534,880	18,838,855
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Restricted cash and cash equivalents held in trust account	0	0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Restricted cash and cash equivalents held in trust account	$ 0	$ 0	$ 0